Condensed Consolidated Statements of Cash Flows (unaudited) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash Flows From Operating Activities:
Net loss	$ (5,383,179)	$ (1,544,504)	$ (5,244,915)	$ (7,670,624)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depletion, depreciation and amortization	7,707	56,933	150,101	484,853
Bad debt	5,808
Stock based compensation	1,793,412	263,166	2,380,051	3,877,856
Warrant amendment expense	14,755
Amortization of debt issue costs	242,233			24,458
Accretion of debt discount	1,319,595	824,912	1,252,330	423,077
Impairment of oil and gas assets			753,865	1,059,297
Loss on abandonment of oil and gas assets	318,800			455,815
Gain (loss) on settlement of liabilities	(83,600)
Gain on sale of oil and gas interests	(450,000)		(275,000)
Change in fair value of derivative liabilities	72,094	(11,245)	(516,880)	258,848
(Increase) decrease in:
Accounts receivable	(125,888)	26,771	90,366	(80,250)
Prepaid expenses	(39,235)	(6,882)	36,032	(37,032)
Inventory			24,067	19,122
Deposits	(25,000)		(25)
Interest receivable	(8,071)
Increase (decrease) in:
Accounts payable and accrued liabilities	726,164	678,612	484,957	328,081
Asset retirement obligations		49,000
Other current liabilities	50,000
Due to former officer			799,000
Net Cash Provided By (Used In) Operating Activities	(1,564,405)	336,763	(66,051)	(856,499)
Cash Flows From Investing Activities:
Purchase of oil and gas properties	(3,660,108)	(496,345)	(1,163,927)	(1,401,938)
Proceeds from sale of oil and gas interests	450,000		815,000
Purchase of vehicle	(21,000)
Purchase of furniture and equipment	(5,700)		(2,314)
Increase in other receivables	(244,282)
Increase in other receivables	(1,391,938)
Net Cash Provided By (Used In) Investing Activities	(4,873,028)	(496,345)	(351,241)	(1,401,938)
Cash Flows From Financing Activities:
Proceeds from notes payable	400,000	505,000	1,630,000	335,000
Repayments on notes payable	(97,510)		(688,750)	(100,000)
Proceeds from convertible notes payable	13,020,510
Debt issuance costs paid in cash	(1,072,720)
Sale of common stock for cash		35,000	35,000	1,512,735
Purchase of treasury stock			(25,000)
Net Cash Provided By (Used In) Financing Activities	12,250,280	540,000	951,250	1,747,735
Net change in cash	5,812,847	380,418	533,958	(510,702)
Cash at beginning of period	609,061	75,103	75,103	585,805
Cash at end of period	6,421,908	455,521	609,061	75,103
Supplemental disclosures of cash flow information:
Cash paid for interest	206,767	15,938	65,217	3,918
Cash paid for taxes
Supplemental disclosure of non-cash investing and financing activities:
Conversion of notes payable and accrued interest to common stock		36,000	36,000	1,174,165
Issuance of common stock to settle liabilities	196,200
Original issue discount on notes payable	160,000	505,000	904,000	288,750
Original issue discount on convertible notes payable	3,944,927
Debt issuance costs paid in the form of warrants	585,359
Debt issuance costs accrued	335,225
Increase in asset retirement obligation	157
Vehicle purchased through issuance of note payable	28,510
Reclass convertible note to demand note		36,000	36,000	180,000
Issuance of common stock for a subscription receivable				15,400
Purchase of property for common stock			18,000	450,000
Derivative liability recorded to debt discount at issuance of notes payable				$ 17,783